Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt

Note 7: Debt

Long-term Debt

Long-term debt balances, including obligations for capital leases, and associated interest rates were as follows:

	June 30, 2014	December 31, 2013

	(in millions)
Senior secured term loan facility with a rate of 3.50%, due 2020	$5,550	$6,000
Senior notes with a rate of 5.625%, due 2021	1,500	1,500
Commercial mortgage-backed securities loan with an average rate of 4.05%, due 2018(1)	3,500	3,500
Mortgage loan with a rate of 2.30%, due 2018	525	525
Mortgage notes with an average rate of 6.15%, due 2016	132	133
Other unsecured notes with a rate of 7.50%, due 2017	54	53
Capital lease obligations with an average rate of 6.04%, due 2015 to 2097	82	73

	11,343	11,784
Less: current maturities of long-term debt	(3)	(4)
Less: unamortized discount on senior secured term loan facility	(26)	(29)

	$11,314	$11,751

(1)	The initial maturity date of the variable-rate component of this borrowing is November 1, 2015. We assumed all extensions, which are solely at our option, were exercised.

During the six months ended June 30, 2014, we made voluntary prepayments of $450 million on our senior secured term loan facility (the “Term Loans”).

As of June 30, 2014, we had $48 million of letters of credit outstanding under our $1.0 billion senior secured revolving credit facility (the “Revolving Credit Facility”), and a borrowing capacity of $952 million.

Under our commercial mortgage-backed securities loan secured by 23 of our U.S. owned real estate assets (the “CMBS Loan”), we are required to deposit with the lender certain cash reserves for restricted uses. As of June 30, 2014 and December 31, 2013, our condensed consolidated balance sheets included $33 million and $29 million, respectively, of restricted cash and cash equivalents related to the CMBS Loan.

Non-recourse Debt

Non-recourse debt, including obligations for capital leases, and associated interest rates were as follows:

	June 30, 2014	December 31, 2013

	(in millions)
Capital lease obligations of consolidated VIEs with a rate of 6.34%, due 2018 to 2026	$259	$255
Non-recourse debt of consolidated VIEs with an average rate of 3.38%, due 2015 to 2018(1)	40	41
Timeshare Facility with a rate of 1.48%, due 2016	150	450
Securitized Timeshare Debt with an average rate of 1.98%, due 2026	548	222

	997	968
Less: current maturities of non-recourse debt	(107)	(48)

	$890	$920

(1)	Excludes the non-recourse debt of our VIEs that issued the Securitized Timeshare Debt, as this is presented separately.

In June 2014, we issued approximately $304 million of 1.77 percent notes and $46 million of 2.07 percent notes due November 2026, which are secured by a pledge of certain assets, consisting primarily of a pool of our timeshare financing receivables that are secured by a first mortgage or first deed of trust on a timeshare interest. We are required to make monthly payments of principal and interest under the notes. A majority of the proceeds from the asset-backed notes were used to reduce the outstanding balance on our Timeshare Facility.

We are required to deposit payments received from customers on the pledged timeshare financing receivables and securitized timeshare financing receivables related to the Timeshare Facility and Securitized Timeshare Debt, respectively, into a depository account maintained by a third party. On a monthly basis, the depository account will first be utilized to make any required principal, interest and other payments due with respect to the Timeshare Facility and Securitized Timeshare Debt. After payment of all amounts due under the respective agreements, any remaining amounts will be remitted to us for use in our operations. The balance in the depository account, totaling $27 million and $20 million as of June 30, 2014 and December 31, 2013, respectively, was included in restricted cash and cash equivalents in our condensed consolidated balance sheets.

Debt Maturities

The contractual maturities of our long-term debt and non-recourse debt as of June 30, 2014 were as follows:

Year	(in millions)
2014(remaining)	$61
2015	109
2016	363
2017	139
2018(1)	4,110
Thereafter	7,558

$12,340

(1)	The CMBS Loan has three one-year extensions, solely at our option, that effectively extend maturity to November 1, 2018. We assumed all extensions for purposes of calculating maturity dates.

Note 13: Debt

Long-term Debt

Long-term debt balances, including obligations for capital leases, and associated interest rates were as follows:

	December 31,
	2013	2012
	(in millions)
Senior secured term loan facility with a rate of 3.75%, due 2020	$6,000	$—
Senior notes with a rate of 5.625%, due 2021	1,500	—
Commercial mortgage-backed securities loan with an average rate of 4.05%, due 2018(1)	3,500	—
Mortgage loan with a rate of 2.32%, due 2018	525	—
Senior mortgage loans with a rate of 2.51%, due 2015(2)	—	7,271
Secured mezzanine loans with an average rate of 4.12%, due 2015(2)	—	7,697
Secured mezzanine loans with a rate of 4.71%, due 2015(2)	—	240
Mortgage notes with an average rate of 6.13%, due 2014 to 2016	133	134
Other unsecured notes with a rate of 7.50%, due 2017(3)	53	149
Capital lease obligations with an average rate of 5.88%, due 2015 to 2093	73	83
Contingently convertible notes with a rate of 3.38%, due 2023(4)	—	1

	11,784	15,575
Less: current maturities of long-term debt	(4)	(392)
Less: unamortized discount on senior secured term loan facility	(29)	—

	$11,751	$15,183

(1)	The initial maturity date of the $875 million variable-rate component of this borrowing is November 1, 2015. We have assumed all extensions, which are solely at our option, were exercised.
(2)	The rates are as of December 31, 2012, since the senior mortgage and secured mezzanine loans were paid in full on October 25, 2013.
(3)	The balance as of December 31, 2012, included $96 million of our 8 percent unsecured notes due 2031 that were paid in full on November 25, 2013.
(4)	The balance was less than $1 million as of December 31, 2013.

Debt Refinancing

In October 2013, we entered into the following borrowing arrangements:

•	a senior secured credit facility (the “Senior Secured Credit Facility”) consisting of a $1.0 billion senior secured revolving credit facility (the “Revolving Credit Facility”) and a $7.6 billion senior secured term loan facility (the “Term Loans”);

•	$1.5 billion of 5.625% senior notes due in 2021 (the “Senior Notes”);

•	a $3.5 billion commercial mortgage-backed securities loan secured by 23 of our U.S. owned real estate assets (the “CMBS Loan”); and

•	a $525 million mortgage loan secured by our Waldorf Astoria New York property (the “Waldorf Astoria Loan”).

On October 25, 2013, we used the cash proceeds from the transactions above and available cash to repay in full all $13.4 billion in borrowings outstanding, including accrued interest, under our senior mortgage loans and secured mezzanine loans (together, the “Secured Debt”).

In addition, on October 25, 2013, we issued a notice of redemption to holders of all of the outstanding $96 million aggregate principal amount of our unsecured notes due 2031. These bonds were redeemed in full on November 25, 2013 at a redemption price equal to 100 percent of the principal amount and accrued and unpaid interest on the principal amount, to, but not including November 25, 2013. We refer to the transactions discussed above as the “Debt Refinancing.”

Upon completion of the Debt Refinancing, we recognized a $229 million gain on extinguishment of debt in our consolidated statement of operations as follows:

(in millions)
Release of interest accrued under the interest method	$201
Release of unamortized yield adjustments related to prior debt modifications	43
Release of unamortized debt issuance costs	(15)

$229

We also incurred $189 million of debt issuance costs across the respective arrangements, which will be amortized over the terms of each underlying debt agreement. As of December 31, 2013, the net balance of these debt issuance costs included in our consolidated balance sheet was $168 million.

Senior Secured Credit Facility

On October 25, 2013, we entered into our Senior Secured Credit Facility. Our Revolving Credit Facility, which matures on October 25, 2018, has a capacity of $1.0 billion and allows for up to $150 million to be drawn in the form of letters of credit. As of December 31, 2013, we had $43 million of letters of credit outstanding and $957 million of available borrowings under the Revolving Credit Facility. We are currently required to pay a commitment fee of 0.50 percent per annum under the Revolving Credit Facility in respect of the unused commitments thereunder. The commitment fee can be reduced upon achievement of certain leverage ratios.

The Term Loans, which mature on October 25, 2020, were issued with an original issue discount of 0.50 percent and required quarterly principal payments equal to 0.25 percent of the original principal amount. The Term Loans bear interest at variable rates, at our option, which is payable monthly or quarterly depending upon the variable rate that is chosen.

The obligations of the Senior Secured Credit Facility are unconditionally and irrevocably guaranteed by us and all of our direct or indirect wholly owned material domestic subsidiaries, excluding our subsidiaries that are prohibited from providing guarantees as a result of the agreements governing our Timeshare Facility and/or our Securitized Timeshare Debt and our subsidiaries that secure our CMBS Loan and our Waldorf Astoria Loan. Additionally, none of our foreign subsidiaries or our non-wholly owned domestic subsidiaries guarantee the Senior Secured Credit Facility.

In December 2013, we used the net proceeds of approximately $1,243 million received by us from our IPO and available cash to repay approximately $1,250 million of the Term Loans. Additionally, we have made voluntary prepayments of $350 million on our Term Loans since the date of the Debt Refinancing. As a result of the voluntary prepayments, the quarterly principal payments are no longer required for the remainder of the term of the loan. Additionally, with these repayments on the Term Loans, we paid down one tranche and released the debt issuance costs and unamortized original issue discount allocated to that tranche totaling $23 million, which was included in interest expense in our consolidated statement of operations for the year ended December 31, 2013.

Senior Notes

On October 4, 2013, we issued $1.5 billion aggregate principal of 5.625% Senior Notes due 2021. Interest on the Senior Notes is payable semi-annually in cash in arrears on April 15 and October 15 of each year, beginning on April 15, 2014. The Senior Notes are guaranteed on a senior unsecured basis by us and certain of our wholly owned subsidiaries.

CMBS Loan

On October 25, 2013, we entered into the $3.5 billion CMBS Loan, which is secured by 23 of our U.S. owned hotels. The CMBS loan has a fixed-rate component in the amount of $2.625 billion bearing interest at 4.47 percent with a term of five years and a $875 million variable-rate component based on one-month LIBOR plus 265 basis points that has an initial term of two years with three one-year extensions solely at our option, for which the rate would increase by 25 basis points during the final extension period. Interest for both components is payable monthly. Under this loan, we are required to deposit with the lender certain cash reserves for restricted uses. As of December 31, 2013, our consolidated balance sheet included $29 million of restricted cash and cash equivalents related to the CMBS Loan.

Waldorf Astoria Loan

On October 25, 2013, we entered into the $525 million Waldorf Astoria Loan, secured by our Waldorf Astoria New York property. The Waldorf Astoria Loan matures on October 25, 2018 and bears interest at a variable-rate based on one-month LIBOR plus 215 basis points that is payable monthly.

Secured Debt

The Secured Debt, which we repaid in full during our Debt Refinancing, totaled $15.2 billion as of December 31, 2012. Interest under the Secured Debt was payable monthly and included both variable and fixed components. The Secured Debt was secured by substantially all of our consolidated assets in which we held an ownership interest and contained significant restrictions on the incurrence of any additional indebtedness by us, including the prohibition of any additional indebtedness for borrowed money evidenced by bonds, debentures, notes or other similar instruments, except for permission to borrow up to $400 million against our timeshare financing receivables pursuant to the Timeshare Facility; see further discussion below. Additionally, under the terms of our Secured Debt, we were restricted from declaring dividends.

We were required to deposit with the lender certain cash reserves that could, upon our request, be used for, among other things, debt service, capital expenditures and general corporate purposes. As of December 31, 2013, we did not have cash reserves on deposit with the lender, as we used the balance previously deposited to repay a portion of our Secured Debt, as permitted by the lender. As of December 31, 2012, the cash reserves on deposit with the lender totaled $147 million and were included in restricted cash and cash equivalents in our consolidated balance sheet as a current asset because we had the ability to access the cash within the 12 months following that date, subject to necessary lender notification.

As a result of our Debt Refinancing, we repaid our outstanding Secured Debt, including accrued interest though the next debt service period, on October 25, 2013, totaling $13.4 billion.

Non-recourse Debt

Non-recourse debt, including obligations for capital leases, and associated interest rates were as follows:

	December 31,
	2013	2012
	(in millions)
Capital lease obligations of consolidated VIEs with a rate of 6.34%, due 2018 to 2026	$255	$373
Non-recourse debt of consolidated VIEs with an average rate of 3.30%, due 2015 to 2018(1)	41	47
Timeshare Facility with a rate of 1.42%, due 2016	450	—
Securitized Timeshare Debt with a rate of 2.28%, due 2026	222	—

	968	420
Less: current maturities of non-recourse debt	(48)	(15)

	$920	$405

(1)	Excludes the non-recourse debt of our VIE that issued the Securitized Timeshare Debt, as this is presented separately.

Timeshare Facility

In May 2013, we entered into a receivables loan agreement that is secured by certain of our timeshare financing receivables. See Note 7: “Financing Receivables” for further discussion. Under the terms of the loan agreement we were permitted to borrow up to a maximum amount of approximately $400 million based on the amount and credit quality characteristics of the timeshare financing receivables securing the loan. In August 2013, we repaid $250 million of the outstanding $400 million using proceeds from the Securitized Timeshare Debt issuance. Further, in October 2013, we amended the Timeshare Facility to increase the maximum borrowings to $450 million.

The Timeshare Facility is a non-recourse obligation and is payable solely from the timeshare financing receivables securing the loan and any deposit payments received from customers on the pledged receivables. The loan agreement allows for us to borrow up to the maximum amount until May 2015, and all amounts borrowed must be repaid by May 2016. Interest on the loan, at a variable rate, is payable monthly.

We are required to deposit payments received from customers on the pledged timeshare financing receivables into a depository account maintained by a third party. On a monthly basis, the depository account will first be utilized to make required interest and other payments due under the receivables loan agreement. After payment of all amounts due under the receivables loan agreement, any remaining amounts will be remitted to us for use in our operations. The balance in the depository account, totaling $12 million as of December 31, 2013, was included in restricted cash and cash equivalents in our consolidated balance sheet.

Securitized Timeshare Debt

In August 2013, we completed a securitization of approximately $255 million of gross timeshare financing receivables and issued notes secured by such timeshare receivables with an aggregate principal amount of $250 million. The Securitized Timeshare Debt is backed by a pledge of assets, consisting primarily of a pool of timeshare financing receivables secured by first mortgages or deeds of trust on timeshare interests. See Note 7: “Financing Receivables” for further discussion. The Securitized Timeshare Debt bears interest at a fixed rate of 2.28 percent per annum and has a stated maturity of January 2026. The Securitized Timeshare Debt is a non-recourse obligation and is payable solely from the pool of timeshare financing receivables pledged as collateral to the Securitized Timeshare Debt and related assets. The net proceeds from the Securitized Timeshare Debt were used to repay a portion of the Timeshare Facility.

We are required to deposit payments received from customers on the securitized timeshare financing receivables into a depository account maintained by a third party. On a monthly basis, the depository account will first be utilized to make required principal, interest and other payments due with respect to the Securitized Timeshare Debt. After payment of all amounts due with respect to the Securitized Timeshare Debt, any remaining amounts will be remitted to us for use in our operations. The balance in the depository account, totaling $8 million as of December 31, 2013, was included in restricted cash and cash equivalents in our consolidated balance sheet.

Debt Maturities

The contractual maturities of our long-term debt and non-recourse debt as of December 31, 2013 were as follows:

Year	(in millions)
2014	$52
2015	69
2016	622
2017	96
2018(1)	4,068
Thereafter	7,845

$12,752

(1)	The CMBS Loan has three one-year extensions solely at our option that effectively extend maturity to November 1, 2018. We have assumed all extensions for purposes of calculating maturity dates.